Financial results (Tables)	12 Months Ended
Dec. 31, 2021
Financial results
Schedule of financial result

	Year ended December 31,
	2021	2020	2019
Financial income
Short‐term investments	226	129	247
Others (i)	111	178	206
	337	307	453
Financial expenses
Loans and borrowings gross interest	(671)	(742)	(943)
Capitalized loans and borrowing costs	59	70	140
Participative stockholders' debentures	(716)	(1,565)	(1,475)
Interest on REFIS	(54)	(55)	(154)
Interest on lease liabilities	(63)	(65)	(71)
Financial guarantees (ii)	312	(468)	(353)
Expenses with cash tender offer repurchased	(63)	—	(265)
Others	(457)	(366)	(563)
	(1,653)	(3,191)	(3,684)
Other financial items, net
Net foreign exchange gains (losses)	408	(549)	71
Derivative financial instruments (note 20)	(23)	(1,210)	244
Reclassification of cumulative translation adjustments to the income statement (notes 2 and 15)	4,326	—	—
Indexation losses, net	(276)	(170)	(477)
	4,435	(1,929)	(162)
Total	3,119	(4,813)	(3,393)

(i) 2020 includes amounts related to Eletrobras contingent assets in the amount of US$59 (note 28e).

(ii) Refers to the fair value adjustments on financial guarantees given to associates due to their rating improvement, leading to a decrease in the probability of default on the guaranteed loans (notes 15c and 23e).